Included in Profit Before Royalties and Taxation - Schedule of Amounts Included in Profit/(Loss) Before Royalties and Taxation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Damang - contract termination	$ 0.0	$ (1.1)	$ (13.1)
Loss on buy-back of notes	0.0	0.0	(5.0)
Social contributions and sponsorships	(18.1)	(13.7)	(18.0)
Rehabilitation expense	(10.8)	(1.5)	(13.4)
Offshore structure costs	(14.6)	(13.6)	(16.7)
Restructuring costs	(1.3)	(2.0)	(0.6)
Salares VAT	0.0	23.9	0.0
Chilean tax authority | Salaries Norte
Disclosure of attribution of expenses by nature to their function [line items]
Salares VAT	23.9
Tarkwa
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	(1.3)	(1.2)	(0.3)
St Ives
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	0.0	(0.8)	0.0
South Deep
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	$ 0.0	$ 0.0	$ (0.3)